UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alexandre Behring
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Alexandre Behring         New York, New York       February 17, 2009
       ------------------------   --------------------------  ---------------
             [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              9
                                               -------------
                                                 9,422,696
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

2


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- -------------- --------- ---------- ------------------- ---------- --------- -------------------------
                                                       VALUE      SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS   SOLE      SHARED NONE
---------------------------- -------------- --------- ---------- ----------- --- ---- ---------- --------- ----------- ------ -----

CSX CORP                        COM         126408103    559,551  17,232,854 SH         SOLE               17,232,854
-----------------------------------------------------------------------------------------------------------------------------------

SELECT SECTOR SPDR TR           PUT         81369Y506      1,710     400,000 SH  PUT    SOLE                  400,000
-----------------------------------------------------------------------------------------------------------------------------------

MARTEK BIOSCIENCES CORP         PUT         572901106        738     250,000 SH  PUT    SOLE                  250,000
-----------------------------------------------------------------------------------------------------------------------------------

MCDONALDS CORP                  PUT         580135101         40     530,000 SH  PUT    SOLE                  530,000
-----------------------------------------------------------------------------------------------------------------------------------

SPDR SERIES TRUST               PUT         78464A698      1,628     700,000 SH  PUT    SOLE                  700,000
-----------------------------------------------------------------------------------------------------------------------------------

SPDR SERIES TRUST               PUT         78464A714      2,225   1,000,000 SH  PUT    SOLE                1,000,000
-----------------------------------------------------------------------------------------------------------------------------------

SPDR TR                         PUT         78462F103      9,013   1,750,000 SH  PUT    SOLE                1,750,000
-----------------------------------------------------------------------------------------------------------------------------------

SPDR TR                         ETF         78462F103      3,158      35,000 SH         SOLE                   35,000
-----------------------------------------------------------------------------------------------------------------------------------

WAL MART STORES INC             PUT         931142103        220   2,000,000 SH  PUT    SOLE                2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
